Finance income and expense (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of finance income and expense

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Finance income
Foreign exchange gain	456	3,560	1,380
Interest income	-	8	16
Total finance income	456	3,568	1,396

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Finance expense
Related party loan interest payable	4,022	4,532	4,637
Convertible loan notes and preference shares interest payable	311	298	267
Convertible warrants	-	413	-
Lease liability interest payable	112	4	13
Bank interest payable	66	56	49
Foreign exchange losses	1,247	1,533	452
Other finance costs	1,273	197	597
Total finance expense	7,031	7,033	6,015